UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.7% of Net Assets
	ABS Car Loan – 2.6%
$1,340,450	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	$1,339,690
2,965,384	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	2,964,227
2,202,287	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,200,759
16,421,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	16,407,735
7,135,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/08/2021	7,118,460
4,495,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	4,491,265
485,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870%, 8/18/2021	481,391
767,500	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	767,178
3,900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	3,902,360
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,970,321
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	11,832,909
15,005,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,646,834
10,350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,127,410
14,384,000	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	14,437,198
6,669,121	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	6,658,592
8,230,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	8,174,822
3,600,000	Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.560%, 10/15/2025, 144A	3,579,787
7,435,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class B, 3.210%, 8/17/2026, 144A	7,314,574
5,957,773	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	5,967,553
3,185,000	Drive Auto Receivables Trust, Series 2017-1, Class B, 2.360%, 3/15/2021	3,181,306
1,636,708	Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.510%, 1/15/2021, 144A	1,636,000
3,625,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	3,625,305
581,667	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 5/15/2020, 144A	581,403
507,207	DT Auto Owner Trust, Series 2017-2A, Class A, 1.720%, 5/15/2020, 144A	506,781
1,192,948	Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.960%, 3/15/2021, 144A	1,190,230

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$13,582,240	Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.790%, 7/15/2021, 144A	$13,576,613
785,876	First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.690%, 4/15/2021, 144A	782,935
2,621,099	Flagship Credit Auto Trust, Series 2016-1, Class A, 2.770%, 12/15/2020, 144A	2,621,813
20,593	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	20,591
326,921	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	326,928
1,809,763	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	1,811,086
4,440,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	4,417,446
5,755,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	5,742,914
4,140,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	4,140,941

		168,545,357

	ABS Credit Card – 0.4%
463,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	464,228
11,115,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	10,769,980
12,265,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	12,078,961

		23,313,169

	ABS Home Equity – 2.2%
4,488,075	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	4,522,535
2,400,887	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	2,360,263
12,501,016	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	12,457,047
6,492,251	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	6,548,993
2,734,958	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	2,758,856
3,027,381	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	3,055,750
13,099,480	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	13,017,114
77,911	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	78,420
27,864,157	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 2.973%, 6/17/2037, 144A(b)	27,846,800
1,998,389	Mill City Mortgage Trust, Series 2015-2, Class A1, 3.000%, 9/25/2057, 144A(a)	2,009,684
3,766,763	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	3,695,624
3,633,115	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	3,664,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$4,254,802	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	$4,291,000
8,076,307	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	8,149,843
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.641%, 10/25/2053, 144A(a)	1,477,331
10,653,698	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	10,476,140
5,018,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	5,014,940
7,929,665	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	7,779,539
6,017,000	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	5,501,751
2,726,000	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.500%, 4/25/2056, 144A(a)	2,685,307
15,550,000	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)(c)	15,555,654

		142,947,241

	ABS Other – 0.6%
10,797,709	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	10,820,889
13,980,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	14,067,671
10,600,489	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A	10,664,075
5,559,400	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	5,473,389

		41,026,024

	ABS Student Loan – 0.0%
418,477	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	418,634
1,301,214	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	1,290,134

		1,708,768

	ABS Whole Business – 0.3%
18,270,450	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	18,542,572

	Aerospace & Defense – 0.2%
921,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	924,454
12,842,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	13,016,972

		13,941,426

	Agency Commercial Mortgage-Backed Securities – 2.0%
15,165,000	Federal National Mortgage Association, Series 2015-M15, Class A2, 2.923%, 10/25/2025(a)	14,797,305
6,750,000	Federal National Mortgage Association, Series 2015-M17, Class A2, 3.036%, 11/25/2025(a)	6,611,140

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$10,975,000	Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	$10,452,085
7,591,000	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.568%, 12/25/2026(a)	7,090,041
4,930,000	Federal National Mortgage Association, Series 2018-M1, Class A2, 3.086%, 12/25/2027(a)	4,754,840
3,481,000	Federal National Mortgage Association, Series 2018-M7, Class A2, 3.150%, 3/25/2028(a)	3,374,905
4,665,000	Federal National Mortgage Association, Series 2018-M8, Class A2, 3.325%, 6/25/2028(a)	4,627,761
7,350,000	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A2, 3.002%, 1/25/2024	7,301,768
13,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class A2, 2.570%, 7/25/2026	12,933,599
2,770,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,639,844
6,195,000	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,192,979
6,995,000	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,020,786
5,105,490	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,123,228
11,410,000	FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2, 2.946%, 7/25/2024	11,271,702
7,760,000	FHLMC Multifamily Structured Pass Through Certificates, Series KPLB, Class A, 2.770%, 5/25/2025	7,538,274
2,151,433	FNMA, 2.880%, 12/01/2027	2,054,515
6,485,000	FNMA, 2.900%, 12/01/2027	6,202,761
5,035,000	FNMA, 2.950%, 11/01/2027	4,836,640
1,826,000	FNMA, 3.015%, 7/01/2028	1,763,066

		126,587,239

	Airlines – 0.0%
2,449,770	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,439,236
687,725	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	700,929

		3,140,165

	Automotive – 1.6%
4,742,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	4,723,568
12,010,000	Ford Motor Credit Co. LLC, 3.336%, 3/18/2021	11,902,294
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	29,052,612
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	17,398,675
15,446,000	General Motors Co., 5.000%, 4/01/2035	14,628,176

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	$22,446,223

		100,151,548

	Banking – 6.9%
17,853,000	Ally Financial, Inc., 3.750%, 11/18/2019	17,830,684
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	15,908,757
34,130,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	34,142,969
6,608,000	Bank of America Corp., 2.650%, 4/01/2019	6,600,984
2,572,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	2,493,649
51,682,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	48,667,612
5,715,000	Bank of America Corp., GMTN, 2.625%, 4/19/2021	5,614,287
10,850,000	Bank of Montreal, Series D, 3.100%, 4/13/2021	10,806,662
45,518,000	Barclays PLC, 2.875%, 6/08/2020	45,002,736
7,058,000	Barclays PLC, 3.200%, 8/10/2021	6,915,040
15,481,000	Citigroup, Inc., 2.500%, 9/26/2018	15,476,610
5,780,000	Citigroup, Inc., 2.650%, 10/26/2020	5,701,630
27,055,000	Citigroup, Inc., 4.050%, 7/30/2022	27,201,042
5,780,000	Goldman Sachs Group, Inc. (The), 2.600%, 4/23/2020	5,725,457
9,636,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	9,572,652
14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	15,910,136
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	15,960,649
3,205,000	JPMorgan Chase & Co., 2.550%, 3/01/2021	3,140,863
8,819,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	8,661,190
1,785,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	1,824,801
10,223,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,513,179
23,597,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	24,409,022
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,151,003
3,955,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,900,652

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$23,780,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	$20,406,991
7,690,000	Morgan Stanley, 2.800%, 6/16/2020	7,627,947
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	20,719,897
3,381,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,337,879
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	13,280,209
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	21,808,533
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	9,369,904

		441,683,626

	Building Materials – 0.1%
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,448,031

	Cable Satellite – 0.2%
924,000	Time Warner Cable LLC, 5.500%, 9/01/2041	859,655
2,648,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,590,563
8,447,000	Time Warner Cable LLC, 6.550%, 5/01/2037	8,961,104
2,013,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,146,025

		14,557,347

	Chemicals – 1.2%
26,749,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	29,958,880
3,680,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	3,680,000
3,566,000	Methanex Corp., 3.250%, 12/15/2019	3,553,797
14,107,000	Methanex Corp., 5.250%, 3/01/2022	14,529,471
7,727,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	7,128,157
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	11,611,600
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,336,513
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,679,827

		78,478,245

	Collateralized Mortgage Obligations – 1.9%
28,696,721	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042	28,142,430

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$3,184,755	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	$3,098,859
5,000,000	Federal Home Loan Mortgage Corp., Series 3654, Class DC, 5.000%, 4/15/2030	5,393,644
579,404	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.247%, 10/20/2060(b)	578,994
464,065	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.267%, 10/20/2060(b)	463,733
398,778	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.367%, 2/20/2061(b)	399,589
4,440,709	Government National Mortgage Association, Series 2012-H12, Class FA, 1-month LIBOR + 0.550%, 2.467%, 4/20/2062(b)	4,458,997
584,621	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.437%, 8/20/2062(b)	587,027
4,730,419	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.317%, 10/20/2062(b)	4,733,298
2,515,457	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	2,475,188
4,000,885	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	3,941,402
5,645,541	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	5,555,192
14,194,193	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	14,098,063
21,767,206	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	21,520,847
19,349,324	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	18,519,983
7,583,345	Government National Mortgage Association, Series 2015-H13, Class FG, 1-month LIBOR + 0.400%, 2.317%, 4/20/2065(b)	7,587,937
1,642,056	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 2.197%, 5/20/2063(b)	1,642,374

		123,197,557

	Construction Machinery – 0.1%
8,705,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	8,727,285

	Consumer Cyclical Services – 0.5%
26,745,000	Amazon.com, Inc., 4.250%, 8/22/2057	26,371,489
3,010,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	2,870,788

		29,242,277

	Consumer Products – 0.1%
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,624,046

	Diversified Manufacturing – 0.6%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,438,734
2,770,000	General Electric Co., 5.300%, 2/11/2021	2,897,929

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Diversified Manufacturing – continued
$32,127,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	$32,006,845

		36,343,508

	Electric – 1.1%
38,955,000	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	37,385,113
3,315,000	Enel Americas S.A., 4.000%, 10/25/2026	3,149,582
3,364,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,344,380
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	17,491,108
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,183,830
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,472,155

		74,026,168

	Finance Companies – 2.1%
16,922,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.750%, 5/15/2019	17,022,882
18,154,000	International Lease Finance Corp., 5.875%, 4/01/2019	18,525,536
3,910,000	International Lease Finance Corp., 5.875%, 8/15/2022	4,146,576
16,190,000	International Lease Finance Corp., 6.250%, 5/15/2019	16,599,149
15,445,000	iStar, Inc., 6.500%, 7/01/2021	15,657,369
14,547,000	Navient LLC, MTN, 8.000%, 3/25/2020	15,347,085
13,509,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	13,222,339
35,903,000	Springleaf Finance Corp., 5.250%, 12/15/2019	36,351,787

		136,872,723

	Financial Other – 0.2%
15,649,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	14,592,849

	Food & Beverage – 0.1%
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,551,424
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,291,500

		4,842,924

	Government Owned – No Guarantee – 3.1%
10,460,000	Abu Dhabi Crude Oil Pipeline LLC, 4.600%, 11/02/2047, 144A	9,581,360

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Government Owned – No Guarantee – continued
$7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	$7,825,763
17,981,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	18,925,003
18,213,000	OCP S.A., 5.625%, 4/25/2024, 144A	18,616,600
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,084,777
9,385,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	8,845,363
2,862,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	2,983,635
22,772,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	21,564,765
5,250,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	4,270,245
27,590,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	23,148,010
18,945,000	Syngenta Finance NV, 3.698%, 4/24/2020, 144A	18,876,212
24,223,000	Tennessee Valley Authority, 4.250%, 9/15/2065	27,436,617
6,160,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,386,992
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	7,793,448
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	13,842,493

		198,181,283

	Healthcare – 1.1%
33,850,000	CVS Health Corp., 5.050%, 3/25/2048	34,449,016
1,780,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	1,699,900
14,059,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	15,064,359
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,219,818
7,682,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	7,682,000
10,364,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	10,428,775

		72,543,868

	Hybrid ARMs – 0.0%
45,102	FNMA, 6-month LIBOR + 1.521%, 3.298%, 2/01/2037(b)	46,573

	Independent Energy – 1.1%
4,885,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	4,555,263
13,888,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	14,257,004

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Independent Energy – continued
$13,612,000	QEP Resources, Inc., 5.250%, 5/01/2023	$13,305,730
6,862,000	QEP Resources, Inc., 5.375%, 10/01/2022	6,982,085
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	10,593,990
14,696,000	SM Energy Co., 6.125%, 11/15/2022	15,063,400
4,851,000	SM Energy Co., 6.500%, 1/01/2023	4,899,510

		69,656,982

	Industrial Other – 0.2%
1,628,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,729,750
9,275,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	8,477,350
3,495,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	3,477,525

		13,684,625

	Integrated Energy – 0.1%
6,325,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 6/01/2028, 144A	6,443,594

	Media Entertainment – 1.2%
7,430,000	AMC Networks, Inc., 4.750%, 8/01/2025	7,142,162
8,660,000	Discovery Communications LLC, 5.000%, 9/20/2037	8,338,291
8,685,000	Discovery Communications LLC, 5.200%, 9/20/2047	8,423,969
2,405,000	EW Scripps Co. (The), 5.125%, 5/15/2025, 144A	2,254,687
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,339,146
15,635,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	15,324,802
32,599,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	34,003,691

		77,826,748

	Metals & Mining – 0.5%
17,322,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	16,455,900
5,097,000	Freeport-McMoRan, Inc., 6.875%, 2/15/2023	5,370,709
12,676,000	Southern Copper Corp., 5.875%, 4/23/2045	13,488,916

		35,315,525

	Midstream – 1.2%
1,600,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	1,550,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Midstream – continued
$670,000	Energy Transfer Partners LP, 5.150%, 2/01/2043	$597,286
6,959,000	Energy Transfer Partners LP, 5.950%, 10/01/2043	6,803,591
10,082,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	10,387,490
1,578,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,679,347
13,236,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	13,701,013
2,745,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	2,903,112
2,555,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,542,736
10,668,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	10,656,307
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,027,431
17,979,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,145,091

		74,993,404

	Mortgage Related – 17.6%
22,910,858	FHLMC, 3.000%, with various maturities from 2042 to 2046(d)	22,232,337
86,892,779	FHLMC, 3.500%, with various maturities from 2043 to 2048(d)	86,768,455
50,154,213	FHLMC, 4.000%, with various maturities from 2044 to 2048(d)	51,338,498
22,478,499	FHLMC, 4.500%, with various maturities from 2041 to 2047(d)	23,521,996
1,277	FHLMC, 5.500%, 12/01/2018	1,281
12,975	FHLMC, 6.000%, 6/01/2035	14,316
157,898,587	FNMA, 2.500%, with various maturities from 2045 to 2057(d)	147,714,988
135,578,518	FNMA, 3.000%, with various maturities from 2045 to 2057(d)	131,306,477
186,367,382	FNMA, 3.500%, with various maturities from 2042 to 2057(d)	186,094,324
146,025,672	FNMA, 4.000%, with various maturities from 2041 to 2048(d)	149,386,092
34,115,058	FNMA, 4.500%, with various maturities from 2043 to 2047(d)	35,669,028
201,992	FNMA, 6.000%, with various maturities from 2034 to 2037(d)	222,658
19,945	FNMA, 6.500%, with various maturities from 2029 to 2031(d)	21,985
43,738	FNMA, 7.000%, with various maturities in 2030(d)	47,406
25,023	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	27,640

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$119,820,000	FNMA (TBA), 4.500%, 8/01/2048(e)	$124,538,943
604,940	GNMA, 1-month LIBOR, 1.949%, 3.824%, 9/20/2063(b)	635,989
151,168	GNMA, 4.120%, 1/20/2063(a)	153,672
130,505	GNMA, 4.284%, 5/20/2063(a)	133,081
10,457,980	GNMA, 4.379%, 12/20/2066(a)	11,054,657
3,037,519	GNMA, 4.406%, 10/20/2066(a)	3,208,281
171,563	GNMA, 4.407%, 7/20/2063(a)	175,573
5,438,887	GNMA, 4.426%, 11/20/2066(a)	5,730,015
3,317,140	GNMA, 4.471%, 10/20/2062(a)	3,364,943
9,474,539	GNMA, 4.485%, with various maturities from 2061 to 2062(a)(d)	9,555,462
626,886	GNMA, 4.487%, 7/20/2063(a)	641,298
5,104,598	GNMA, 4.510%, 2/20/2066(a)	5,378,956
4,896,934	GNMA, 4.516%, 6/20/2066(a)	5,191,345
4,907,209	GNMA, 4.520%, 12/20/2064(a)	5,161,527
4,606,361	GNMA, 4.528%, with various maturities in 2062(a)(d)	4,656,485
5,034,676	GNMA, 4.533%, with various maturities from 2063 to 2065(a)(d)	5,291,508
3,942,946	GNMA, 4.534%, with various maturities from 2062 to 2066(a)(d)	4,148,737
3,850,022	GNMA, 4.535%, 12/20/2063(a)	4,018,036
3,627,431	GNMA, 4.536%, 6/20/2066(a)	3,848,244
10,496,513	GNMA, 4.537%, 11/20/2062(a)	10,668,471
2,556,004	GNMA, 4.538%, 2/20/2066(a)	2,705,707
2,443,040	GNMA, 4.542%, 1/20/2065(a)	2,569,355
11,069,567	GNMA, 4.549%, 12/20/2066(a)	11,785,638
4,239,121	GNMA, 4.552%, 6/20/2066(a)	4,487,071
1,655,775	GNMA, 4.553%, 6/20/2062(a)	1,677,252
8,658,263	GNMA, 4.556%, with various maturities from 2064 to 2065(a)(d)	9,123,102
2,526,546	GNMA, 4.565%, with various maturities from 2061 to 2066(a)(d)	2,667,196

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$6,064,735	GNMA, 4.579%, 10/20/2064(a)	$6,362,197
7,807,333	GNMA, 4.592%, 12/20/2064(a)	8,216,518
6,983,521	GNMA, 4.598%, 2/20/2065(a)	7,363,135
5,025,024	GNMA, 4.604%, 3/20/2066(a)	5,337,437
1,483,017	GNMA, 4.618%, 10/20/2062(a)	1,505,534
3,045,199	GNMA, 4.620%, 3/20/2065(a)	3,213,532
975,221	GNMA, 4.626%, 7/20/2062(a)	990,093
855,120	GNMA, 4.629%, 1/20/2064(a)	895,877
3,780,456	GNMA, 4.639%, 5/20/2062(a)	3,822,795
3,859,140	GNMA, 4.644%, 1/20/2064(a)	4,004,639
615,066	GNMA, 4.650%, 1/20/2061(a)	629,030
410,106	GNMA, 4.663%, 5/20/2062(a)	415,049
4,540,925	GNMA, 4.666%, 4/20/2062(a)	4,594,675
5,813,872	GNMA, 4.676%, 6/20/2064(a)	6,140,166
165,535	GNMA, 4.683%, 3/20/2062(a)	167,354
442,379	GNMA, 4.700%, with various maturities in 2061(a)(d)	444,745
3,669,340	GNMA, 4.709%, 1/20/2064(a)	3,872,905
324,268	GNMA, 5.500%, 4/15/2038	350,602
56,938	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	62,667
53,967	GNMA, 6.500%, with various maturities from 2029 to 2032(d)	59,511
70,181	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	72,258
9,690	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	10,426
8,133	GNMA, 8.500%, with various maturities from 2020 to 2023(d)	8,159

		1,135,477,329

	Natural Gas – 0.2%
14,480,000	Infraestructura Energetica Nova, S.A.B. de C.V., 4.875%, 1/14/2048, 144A	12,416,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – 0.8%
$1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.285%, 144A(a)	$1,054,735
10,447,274	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 3.793%, 144A(b)	10,440,759
3,950,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 5.073%, 144A(b)	3,956,187
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.884%, 144A(a)	3,142,490
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.564%, 144A(a)	6,872,895
8,150,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%	8,082,305
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.783%, 144A(a)	9,549,746
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.399%, 144A(a)	5,694,480

		48,793,597

	Oil Field Services – 1.3%
9,487,000	Ensco PLC, 4.500%, 10/01/2024	7,814,916
7,342,000	Ensco PLC, 5.750%, 10/01/2044	5,203,643
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,391,943
3,434,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,457,901
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	22,303,407
4,150,000	Nabors Industries, Inc., 5.500%, 1/15/2023	3,994,375
29,916,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	31,245,168
8,110,000	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	8,079,587

		84,490,940

	Paper – 0.5%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,760,769
21,515,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	21,764,574
1,989,000	WestRock RKT Co., 4.900%, 3/01/2022	2,071,841

		29,597,184

	Pharmaceuticals – 0.3%
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,265,617
10,383,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	9,656,190

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – continued
$2,760,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	$2,715,150

		18,636,957

	Property & Casualty Insurance – 0.4%
13,365,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	13,647,803
6,655,000	Radian Group, Inc., 4.500%, 10/01/2024	6,422,075
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,343,010

		23,412,888

	Refining – 0.4%
28,300,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	26,234,100

	Retailers – 0.9%
27,630,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	24,894,906
17,710,000	GameStop Corp., 5.500%, 10/01/2019, 144A	17,754,275
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	9,703,790
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,451,670

		59,804,641

	Sovereigns – 3.0%
25,600,000	Emirate of Abu Dhabi, 2.500%, 10/11/2022, 144A	24,512,000
32,145,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	30,114,850
19,440,000	Kingdom of Saudi Arabia, 4.500%, 10/26/2046, 144A	17,943,626
14,180,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	14,998,680
20,805,000	Republic of Argentina, 7.500%, 4/22/2026	19,192,613
17,300,000	Republic of Argentina, 7.625%, 4/22/2046	13,961,100
8,015,000	Republic of Indonesia, 3.700%, 1/08/2022, 144A	7,945,189
11,125,000	Republic of Oman, 3.875%, 3/08/2022, 144A	10,680,556
40,950,000	State of Kuwait, 3.500%, 3/20/2027, 144A	39,839,436
11,830,000	State of Qatar, 3.875%, 4/23/2023, 144A	11,821,388

		191,009,438

	Supranational – 0.0%
13,158,000	International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	658,912

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Technology – 1.3%
$2,680,000		Cardtronics, Inc./Cardtronic USA, 5.500%, 5/01/2025, 144A	$2,425,400
3,000,000		Equifax, Inc., 3.300%, 12/15/2022	2,936,388
5,101,000		Equifax, Inc., 7.000%, 7/01/2037	6,143,265
15,427,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	15,500,296
16,191,000		Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,518,642
3,601,000		KLA-Tencor Corp., 3.375%, 11/01/2019	3,614,463
7,515,000		Microchip Technology, Inc., 4.333%, 6/01/2023, 144A	7,527,778
10,996,000		Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	10,884,477
7,255,000		Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,168,856
12,486,000		Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	12,535,266

			85,254,831

		Treasuries – 21.7%
18,125,000	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	81,489,376
23,520,333	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	114,651,298
496,730,000		Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	13,609,974
212,174,000		Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	6,698,476
2,530,000		U.S. Treasury Bond, 2.250%, 8/15/2046	2,178,962
2,485,000		U.S. Treasury Bond, 2.500%, 5/15/2046	2,258,050
4,835,000		U.S. Treasury Bond, 2.750%, 2/15/2028	4,793,638
6,610,000		U.S. Treasury Bond, 2.875%, 8/15/2045	6,478,058
19,085,000		U.S. Treasury Bond, 2.875%, 11/15/2046	18,686,153
7,963,100		U.S. Treasury Bond, 3.000%, 5/15/2045	7,993,895
324,300		U.S. Treasury Bond, 3.375%, 5/15/2044	347,546
753,700		U.S. Treasury Bond, 3.625%, 2/15/2044	840,817
129,109,281		U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(f)(g)	125,229,563
132,695,740		U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(f)(g)	132,696,771
173,744,822		U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(f)(g)	178,941,038

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$61,328,050	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(f)(g)	$59,614,112
32,756,357	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(f)	31,859,006
68,437,464	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(f)(g)	68,346,631
118,770,000	U.S. Treasury Note, 0.750%, 7/31/2018(g)	118,668,749
72,575,000	U.S. Treasury Note, 0.750%, 8/31/2018	72,437,595
35,550,000	U.S. Treasury Note, 0.750%, 9/30/2018	35,441,800
29,180,000	U.S. Treasury Note, 1.125%, 2/28/2019	28,964,570
60,735,000	U.S. Treasury Note, 1.375%, 7/31/2019	60,077,828
45,437,000	U.S. Treasury Note, 2.250%, 2/15/2027	43,358,612
79,775,000	U.S. Treasury Note, 2.250%, 11/15/2027(g)	75,832,993
105,420,000	U.S. Treasury Note, 2.750%, 6/30/2025	104,958,787

		1,396,454,298

	Utility Other – 0.4%
25,420,000	ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	24,832,290

	Wireless – 0.9%
1,424,000	American Tower Corp., 4.700%, 3/15/2022	1,467,922
16,594,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	16,394,158
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	19,311,172
3,055,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	3,635,175
11,565,000	Sprint Capital Corp., 6.875%, 11/15/2028	11,073,488
6,835,000	Sprint Corp., 7.625%, 3/01/2026	6,971,700

		58,853,615

	Wirelines – 1.5%
720,000	AT&T, Inc., 4.350%, 6/15/2045	609,939
6,549,000	AT&T, Inc., 4.500%, 3/09/2048	5,645,824
1,615,000	AT&T, Inc., 4.750%, 5/15/2046	1,442,643
7,715,000	AT&T, Inc., 5.250%, 3/01/2037	7,588,114
11,815,000	AT&T, Inc., 5.450%, 3/01/2047	11,597,441

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Wirelines – continued
$9,515,000	AT&T, Inc., 5.700%, 3/01/2057	$9,465,936
11,187,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	11,114,284
15,891,000	Embarq Corp., 7.995%, 6/01/2036	14,997,131
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,100,000
3,890,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,013,023
23,277,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	24,360,866
4,119,000	Verizon Communications, Inc., 4.329%, 9/21/2028, 144A	4,082,959

		100,018,160

	Total Bonds and Notes (Identified Cost $5,625,110,879)	5,459,178,477

Senior Loans – 3.0%
	Automotive – 0.2%
9,011,136	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 5.00%, 6.557%, 5/19/2023(b)	8,988,608
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 3.876%, 3/24/2024(h)	1,482,663

		10,471,271

	Chemicals – 0.1%
4,208,200	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 5.094%, 8/08/2024(b)	4,208,200

	Consumer Products – 0.4%
11,418,958	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 4.280%, 4/07/2025(b)	11,147,758
2,110,000	Energizer Holdings, Inc., 2018 Term Loan B, 6/30/2025(i)	2,109,114
23,331,697	Serta Simmons Bedding LLC, 1st Lien Term Loan, LIBOR + 3.500%, 5.747%, 11/08/2023(h)	9,953,221

		23,210,093

	Electric – 0.2%
16,014,322	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 4.069%, 5/31/2022(b)	15,934,251

	Food & Beverage – 0.2%
14,979,246	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 4.100%, 5/24/2024(b)	14,878,286

	Gaming – 0.1%
4,510,335	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 4.100%, 12/27/2024(b)	4,504,697

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Leisure – 0.0%
$3,229,125	AMC Entertainment Holdings, Inc., New Term Loan B, 1-month LIBOR + 2.250%, 4.323%, 12/15/2023(b)	$3,215,014

	Media Entertainment – 0.2%
7,626,675	CBS Radio, Inc., 2017 Term Loan B, 1-month LIBOR + 2.750%, 4.838%, 11/17/2024(b)	7,512,275
3,521,335	Lamar Media Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.875%, 3/14/2025(b)	3,516,933
5,665,800	Meredith Corp., Term Loan B, 1-month LIBOR + 3.000%, 5.094%, 1/31/2025(b)	5,658,718

		16,687,926

	Midstream – 0.2%
11,835,014	Energy Transfer Equity LP, USD 2017 Term Loan B, 1-month LIBOR + 2.000%, 4.091%, 2/02/2024(b)	11,718,321

	Packaging – 0.1%
1,070,000	Crown Americas LLC, 2018 Term Loan B, 3-month LIBOR + 2.000%, 4.312%, 1/29/2025(b)	1,069,551
2,744,263	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.600%, 10/14/2024(b)	2,725,162

		3,794,713

	Pharmaceuticals – 0.1%
9,475,063	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.750%, 4.844%, 3/01/2024(b)	9,438,015

	Property & Casualty Insurance – 0.0%
2,749,225	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.334%, 5/16/2024(b)	2,730,668

	Restaurants – 0.2%
10,787,778	1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month LIBOR + 2.250%, 4.344%, 2/16/2024(b)	10,733,839

	Retailers – 0.5%
3,009,875	Hanesbrands, Inc., 2017 Term Loan B, 1-month LIBOR + 1.750%, 3.844%, 12/15/2024(b)	3,004,247
14,512,505	Michaels Stores, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.584%, 1/28/2023(j)	14,388,568
16,273,225	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 6.358%, 9/12/2024(b)	16,044,423

		33,437,238

	Technology – 0.2%
4,882,409	First Data Corp., 2017 USD Term Loan, 1-month LIBOR + 2.000%, 4.091%, 7/08/2022(b)	4,857,997
4,420,839	First Data Corp., 2024 USD Term Loan, 1-month LIBOR + 2.000%, 4.091%, 4/26/2024(b)	4,391,618
1,989,851	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.094%, 2/22/2024(b)	1,984,558

		11,234,173

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wirelines – 0.3%
$8,227,305	Consolidated Communications, Inc., 2016 Term Loan B, 1-month LIBOR + 3.000%, 5.100%, 10/04/2023(b)	$8,097,067
10,284,063	Level 3 Financing, Inc., 2017 Term Loan B, 1-month LIBOR + 2.250%, 4.334%, 2/22/2024(b)	10,245,498

		18,342,565

	Total Senior Loans (Identified Cost $197,307,284)	194,539,270

Shares
Preferred Stocks – 0.3%
	Cable Satellite – 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A (Identified Cost $18,210,290)	17,738,630

Common Stocks – 0.1%
	Oil, Gas & Consumable Fuels – 0.1%
77,870	Paragon Offshore Ltd., Litigation Units, Class A(k)(l)	66,812
116,806	Paragon Offshore Ltd., Litigation Units, Class B(k)(l)	3,504,180

	Total Common Stocks (Identified Cost $9,028,819)	3,570,992

Principal Amount (‡)
Short-Term Investments – 12.4%
$215,260,000	Federal Home Loan Bank Discount Notes, 1.580% - 1.750%, 7/02/2018(m)(n)	215,260,000
43,394,128	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $43,398,106 on 7/02/2018 collateralized by $44,125,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $44,266,421 including accrued interest (o)	43,394,128
132,070,000	U.S. Treasury Bills, 1.891%, 9/13/2018(m)	131,566,520
91,460,000	U.S. Treasury Bills, 1.871%, 8/30/2018(m)	91,181,200
323,405,000	U.S. Treasury Bills, 2.200%, 4/25/2019(m)	317,521,859

	Total Short-Term Investments (Identified Cost $798,891,549)	798,923,707

Description	Value (†)
Total Investments – 100.5% (Identified Cost $6,648,548,821)	$6,473,951,076
Other assets less liabilities – (0.5)%	(31,391,688)

Net Assets – 100.0%	$6,442,559,388

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.

(b)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Treasury Inflation Protected Security (TIPS).
(g)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(h)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2018. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(i)	Position is unsettled. Contract rate was not determined at June 30, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2018.
(k)	Non-income producing security.
(l)	Securities subject to restriction on resale. At June 30, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	$429,948	$66,812	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	8,598,870	3,504,180	0.1%

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(o)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $1,350,066,226 or 21.0% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

EUR	Euro
MXN	Mexican Peso
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	9/19/2018	EUR	$	12,464,000	$14,578,518	$14,640,402	$(61,884)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$127,391,587	$15,555,654	(a)	$142,947,241
All Other Bonds and Notes *	—	5,316,231,236	—		5,316,231,236

Total Bonds and Notes	—	5,443,622,823	15,555,654		5,459,178,477

Senior Loans*	—	194,539,270	—		194,539,270
Preferred Stocks*	—	17,738,630	—		17,738,630
Common Stocks*	—	3,570,992	—		3,570,992
Short-Term Investments	—	798,923,707	—		798,923,707

Total	$—	$6,458,395,422	$15,555,654		$6,473,951,076

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(61,884)	$—	$(61,884)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2018
Bonds and Notes
ABS Home Equity	$2,967,183	$—	$—	$—	$15,555,654	$—	$—	$(2,967,183)	$15,555,654	$—
Common Stocks
Oil, Gas & Consumable Fuels	3,535,259	—	(7,331,432)	9,483,316	—	(3,417,271)	—	(2,269,872)	—	—

Total	$6,502,442	$—	$(7,331,432)	$9,483,316	$15,555,654	$(3,417,271)	$—	$(5,237,055)	$15,555,654	$—

A debt security valued at $2,967,183 was transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Common stocks valued at $2,269,872 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At June 30, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended June 30, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of June 30, 2018:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(61,884)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(61,884)	$—

Industry Summary at June 30, 2018 (Unaudited)

Treasuries	21.7%
Mortgage Related	17.6
Banking	6.9
Government Owned—No Guarantee	3.1
Sovereigns	3.0
ABS Car Loan	2.6
ABS Home Equity	2.2
Finance Companies	2.1
Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	26.9
Short-Term Investments	12.4

Total Investments	100.5
Other assets less liabilities (including forward foreign currency contracts)	(0.5)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2018